RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the period from July 25 to December 31, 2016, and the years ended December 31, 2017 and 2018:

Name of related parties	Relationship with the group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of Qihoo 360, ultimately controlled by Mr. Zhou, the Chairman of the Group
Beijing Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Ningbo Siyinjia Investment management co. Ltd. ("Ningbo Siyinjia")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of Qihoo 360, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Youdaojingwei Assets Management Co.Ltd. ("Youdaojingwei")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd.	Entity controlled by Mr. Zhou, the Chairman of the Group
(“Beijing Zixuan”)
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

Schedule of transactions with related parties

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Referral service fee charged by Qifutong	—	43,214	43,688
Interests charged by Youdaojingwei for funds provided	—	9,877	40,497
Corporate expenses allocated from Qibutianxia	10,580	17,512	32,015
Referral service fee charged by Qihu	343	10,814	13,158
Others	—	927	28,523
Total	10,923	82,344	157,881

Schedule of services provided to the related parties

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Referral service fee charged to Qicaitianxia	—	84,303	196,013
Loan facilitation services fee charged from Jinshang	—	—	134,884
Loan facilitation services fee charged from Beijing Zixuan	—	—	128,970
Post-origination services fee charged from Jinshang	—	—	33,153
Post-origination services fee charged from Beijing Zixuan	—	—	8,559
Others	—	2,008	1,035
Total	—	86,311	502,614

Schedule of amounts due from related parties

	December 31,	December 31,
	2017	2018
	RMB	RMB
Jinshang(1)	14,932	215,937
Beijing Zixuan(2)	—	187,964
Qicaitianxia	89,361	78,441
Qifutong	400	1,550
Others	526	394
Total	105,219	484,286

(1)  The balance as of December 31, 2017 represents deposit to Jinshang to secure the timely repayment of loans facilitated by the Group that Jinshang invested in. The balance as of December 31, 2018 represents service fees due from Jinshang is RMB 113,867, net of allowance of RMB 12,167.

(2)  The balance represents service fees due from Beijing Zixuan is RMB 187,964 as of December 31, 2018 which is net of allowance of RMB 5,888.

Schedule of amounts due to related parties

	December 31,	December 31,
	2017	2018
	RMB	RMB
Qibutianxia(1)	769,321	51,682
Qihu	2,247	14,434
Qifutong	11,641	4,920
Youdaojingwei(2)	483,145	4,034
Qicaitianxia	—	2,413
Ningbo Siyinjia	300	300
Beijing Zixuan(3)	16,572	90
Others	744	894
Total	1,283,970	78,767

(1)  The amount due to Qibutianxia as of December 31, 2017 mainly includes interest free loans of RMB740,050 to the Group and the loan was repaid in 2018. The amount due to Qibutianxia as of December 31, 2018 is related to payroll expense advanced by Qibutianxia.

(2)  Youdaojingwei provided funds to the Group through the consolidated trusts.

(3)  Beijing Zixuan, which runs a P2P platform, refers individual investors as the funding partners to our platform, and processes the cash collection on behalf of the individual investors. Payable to Beijing Zixuan as of December 31, 2017 represents amounts collected from the borrowers but have not been transferred to Beijing Zixuan.